Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets.
Cash and cash equivalents	$ 2,221.0	$ 2,672.0
Accounts receivable	3,206.0	3,281.0
Inventories	3,159.0	3,468.0
Income taxes receivable	114.0	156.0
Total current assets	8,700.0	9,577.0
Non current assets, goodwill and intangible assets
Property, plant and equipment, net	74,245.0	73,493.0
Exploration and evaluation	2,319.0	2,052.0
Other assets	1,126.0	1,211.0
Goodwill and other intangible assets	3,061.0	3,061.0
Deferred income taxes	128.0	100.0
Total assets	89,579.0	89,494.0
Current liabilities.
Short-term debt	3,231.0	2,136.0
Current portion of long-term debt	229.0	71.0
Accounts payable and accrued liabilities	5,647.0	6,203.0
Current portion of provisions	667.0	722.0
Income taxes payable	535.0	425.0
Total current liabilities	10,309.0	9,557.0
Long-term Debt	13,890.0	13,372.0
Other long-term liabilities	2,346.0	2,412.0
Provisions	6,984.0	7,237.0
Deferred income taxes	12,045.0	11,533.0
Equity	44,005.0	45,383.0
Total liabilities and shareholders' equity	$ 89,579.0	$ 89,494.0